Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax (Details) [Line Items]
Operating loss carryforwards expiration, description	At December 31, 2020, the Company had unused net operating loss carryforwards of approximately $51,160,395 for income tax purposes, which expire between 2021 and 2025.
Unused net operating loss carryforwards	$ 51,160,395
Net operating losses carryforwards	$ 10,974,429	$ 7,394,397	$ 6,230,296
Statutory rate			25.00%
Percentage of preferential tax rate	15.00%
PRC statutory tax rate	25.00%
Hong Kong [Member]
Income Tax (Details) [Line Items]
Statutory rate			16.50%